Parent company only condensed financial information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	¥ 4,576,820	¥ 9,555,027
Total current assets	34,174,847	28,117,369
Non-current assets
Investment in equity investees	1,907,171	1,184,196	¥ 1,447,472	¥ 1,282,758
Intangible assets, net	996,941	1,726,321
Total non-current assets	25,569,091	23,398,363
Total assets	59,743,938	51,515,732
Current liabilities
Accruals and other payables	2,660,157	2,466,592
Total current liabilities	28,637,649	22,699,239
Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	106,563	98,241
Convertible debt	774,703	707,854
Total non-current liabilities	10,797,852	8,578,822
Total liabilities	39,435,501	31,278,061
Shareholders' Equity
Ordinary shares (US$0.00004 par value; 1,250,000,000 shares authorized as of December 31, 2017 and 2018, respectively; 72,739,966 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	19	19
Treasury shares	(333,985)	(20,411)
Accumulated other comprehensive income	601,423	468,257
Accumulated deficit	(2,124,549)	(1,493,209)
Total shareholders' equity	11,130,317	11,328,687
Total liabilities and shareholders' equity	59,743,938	51,515,732
Parent Company [Member]
Current assets
Cash and cash equivalents	44,056	66,662	¥ 154,020	¥ 1,012,693
Prepayments and other receivables	44,969	51,760
Total current assets	89,025	118,422
Non-current assets
Investments in subsidiaries, VIEs and subsidiaries of VIEs	6,860,452	6,429,473
Investment in equity investees	25,914	43,945
Intangible assets, net	801,347	1,431,226
Due from subsidiaries, VIEs and subsidiaries of VIEs	6,165,296	6,222,037
Total non-current assets	13,853,009	14,126,681
Total assets	13,942,034	14,245,103
Current liabilities
Accruals and other payables	57,874	73,807
Total current liabilities	57,874	73,807
Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	1,979,140	2,134,755
Convertible debt	774,703	707,854
Total non-current liabilities	2,753,843	2,842,609
Total liabilities	2,811,717	2,916,416
Shareholders' Equity
Ordinary shares (US$0.00004 par value; 1,250,000,000 shares authorized as of December 31, 2017 and 2018, respectively; 72,739,966 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	19	19
Additional paid-in capital	12,782,826	12,220,493
Treasury shares	(333,985)	(20,411)
Statutory reserve	204,583	153,538
Accumulated other comprehensive income	601,423	468,257
Accumulated deficit	(2,124,549)	(1,493,209)
Total shareholders' equity	11,130,317	11,328,687
Total liabilities and shareholders' equity	¥ 13,942,034	¥ 14,245,103